Other assets - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Other Assets [Line Items]
Long - term receivable	$ 0		$ 2,709,000
ElectraMeccanica Vehicles Corp
Other Assets [Line Items]
Gross capitalized implementation costs of cloud computing arrangement	6,170,195	$ 6,170,195
Amortization of capitalized cloud computing assets	2,389,932	1,015,287
Amortization expense of capitalized implementation costs	1,374,645	$ 881,216
2024	1,374,643
2025	1,374,643
2026	1,030,977
2027	0
2028	0
Long - term receivable	$ 132,896